Note 12 - Equity (Details) - USD ($)			12 Months Ended
	Sep. 29, 2022	Jun. 01, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2024	Apr. 23, 2024
Authorized Share Capital	$ 0	$ 50,000
Proceeds from issuance of shares pursuant to exercise of over-allotment			$ 413,940	$ 413,940	$ 0
Issuance of Stock and Warrants for Services or Claims			202,346	202,346
Minimum Reserve Percentage Of After Tax Profit			10
Stock Holders Equity Statutory Reserves					$ 0
Restricted paid In Capital And Statutory Reserve			$ 4,989,641	$ 4,943,189
Common Class A
Common Stock, Shares Authorized			400,000,000	400,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001
Common Stock, Shares, Issued			11,793,485	11,793,485	10,440,000
Share issuance upon initial public offering ('IPO')			1,250,000	1,250,000
Share issuance pursuant to exercise of over-allotment			103,485	103,485
Proceeds from issuance of shares pursuant to exercise of over-allotment				$ 10
Common Stock, Shares, Outstanding			11,793,485	11,793,485	10,440,000
Stock Holders Equity Statutory Reserves					$ 0
Common Class B
Common Stock, Shares Authorized			100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001
Common Stock, Shares, Issued			4,560,000	4,560,000	4,560,000
Proceeds from issuance of shares pursuant to exercise of over-allotment				$ 0
Common Stock, Shares, Outstanding			4,560,000	4,560,000	4,560,000
Stock Holders Equity Statutory Reserves					$ 0
Common Stock
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		1
Common Stock | Common Class A
Common Stock, Shares Authorized	400,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common Stock | Common Class B
Common Stock, Shares Authorized	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Warrant
Shares, Issued						5,174	62,500
Retained Earnings
Stock Holders Equity Statutory Reserves			$ 0	$ 8,337